Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 954,798	$ 901,348
Less: debt issuance costs	(1,992)	(8,001)
Less: short-term and current portion of long-term debts	(19,245)	(56,935)
Total long-term debt	$ 933,561	$ 836,412
Original Revolver
Debt Instrument [Line Items]
Interest Rate	0.00%	1.62%
Total debt	$ 0	$ 211,955
Original U.S. Term Loan
Debt Instrument [Line Items]
Interest Rate	0.00%	1.65%
Total debt	$ 0	$ 540,000
Original EURO Term Loan
Debt Instrument [Line Items]
Interest Rate	0.00%	1.50%
Total debt	$ 0	$ 137,616
Amended Revolver
Debt Instrument [Line Items]
Interest Rate	5.17%	0.00%
Total debt	$ 195,673	$ 0
Amended U.S. Term Loan
Debt Instrument [Line Items]
Interest Rate	5.70%	0.00%
Total debt	$ 596,250	$ 0
Amended EURO Term Loan
Debt Instrument [Line Items]
Interest Rate	1.50%	0.00%
Total debt	$ 151,572	$ 0
Industrial development bonds
Debt Instrument [Line Items]
Interest Rate	5.26%	5.26%
Total debt	$ 10,000	$ 10,000
Bank lines of credit and other debt obligations
Debt Instrument [Line Items]
Total debt	$ 1,303	$ 1,777